Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 5,316	$ 2,391
Interest-bearing deposits with banks	688	7,545
Federal funds sold	14,475	1,118
Cash and cash equivalents	20,479	11,054
Time deposits with banks	5,880	9,528
Securities held to maturity (Market value of $75,469 and $48,187)	75,473	48,436
Loans held for sale	2,012
Loans, net of allowance for loan losses of $1,726 and $1,718	108,666	111,263
Premises and equipment, net	6,074	6,128
Federal Home Loan Bank stock, at cost	180	237
Cash surrender value of bank-owned life insurance	7,259	4,089
Deferred income taxes	2,782	1,290
Accrued interest receivable	613	581
Other real estate owned	41	1,422
Other assets	361	411
Total assets	229,820	194,439
Liabilities:
Noninterest-bearing accounts	34,774	29,123
NOW accounts	32,589	30,129
Money-market deposit accounts	35,208	35,713
Savings accounts	25,100	25,724
Time deposits	36,253	44,230
Total deposits	163,924	164,919
Official checks	808	392
Advances by borrowers for taxes and insurance	171	141
Other liabilities	3,291	2,435
Total liabilities	168,194	167,887
Stockholders' equity:
Preferred stock, $0.01 par value, 5,000,000 authorized none issued and outstanding
Common stock, $0.01 par value, 50,000,000 shares authorized, 4,232,000 and -0- shares issued and outstanding	42
Additional paid in capital	40,766
Retained income	24,091	26,552
Unearned Employee Stock Ownership Plan ("ESOP") shares	(3,273)
Total stockholders' equity	61,626	26,552
Total liabilities and stockholders' equity	$ 229,820	$ 194,439